RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 10 - RELATED PARTY BALANCES AND TRANSACTIONS

	September 30, 2024	September 30, 2023
Due to related party
Jinhou Sun*	$164,586	$89,090
Baiyan (Guangzhou) Investment Partnership (Limited partnership)**	793,706	185,746
Shaozhang Lin***	43,890	-
Shengkai (Guangzhou) Investment Partnership (Limited partnership)****	64,937	-
Total	$1,067,119	$274,836

*	Jinhou Sun is one of the founders and major shareholder of the Company.
**	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.
***	Shaozhang Lin is the legal representative of the Company
****	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.

Promissory– Note - Related Party

On October 17, 2022, Baiyan agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. On October 15, 2024, Baiyan agreed to increase the loan limit to $1,424,989 (RMB10,000,000) and extended the repayment term to April 17, 2025.

As of September 30, 2024, the Company had borrowed $793,706 under the promissory note. As of the date of issuance of the consolidated financial statements, $643,988 were repaid and the remaining balance was $149,718.

On October 17, 2022, Mr. Jinhou Sun agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. On October 15, 2024, these loans were subsequently extended to April 17, 2025. As of September 30, 2024, the Company had borrowed $164,586 under the promissory note. As of the date of issuance of the consolidated financial statements, $113,999 were repaid and the remaining balance was $50,587.

On January 5, 2024, Mr. Shaozhang Lin agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due on January 5, 2026. As of September 30, 2024, the Company had borrowed $43,890 under the promissory note. As of the date of issuance of the consolidated financial statements, these loans were fully repaid.

On February 22, 2024, Shengkai agreed to loan the Company up to $142,499 (RMB1,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. As of September 30, 2024, the Company had borrowed $64,937 under the promissory note. As of the date of issuance of the consolidated financial statements, these loans were fully repaid.